Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Loans and Borrowings

	Weighted average interest rate	Maturity	31.12.2022
	%		RMB’000
Current

Renminbi denominated loans	0.9 – 3.7	2023	2,141,432

Non-current
Renminbi denominated loans	3.0	2025	200,000

	Weighted average interest rate	Maturity	31.12.2023	31.12.2023
	%		RMB’000	US$’000
Current
Renminbi denominated loans	1.2 – 2.1	2024	1,850,294	260,473

Non-current
Renminbi denominated loans	2.8	2025-2026	690,000	97,134